Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Cash Payments

The Company’s contractual license obligations that will require future cash payments as of December 31, 2012 are as follows, in thousands:

Year Ending December 31,
2013	$153
2014	138
2015	138
2016	138
2017	138
2018 and thereafter	535

Total	$1,240

Company's Future Minimum Payments	At December 31, 2012, the Company’s future minimum payments required under operating leases are as follows, in thousands:

Year Ending December 31,
2013	$57
2014	13

Total	$70